ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I	12 Months Ended
Dec. 31, 2014
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I
ADDITIONAL INFORMATION-FINANCIAL STATEMENT SCHEDULE I

ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY

BALANCE SHEETS

(In U.S. dollars, except share and share related data)

	December 31, 2013	December 31, 2014

ASSETS
Current assets:
Cash and cash equivalents	$8,758	$1,317
Amounts due from subsidiaries	49,759,350	49,643,020
Prepaid expenses and other current assets	2	227,110
TOTAL CURRENT ASSETS	49,768,110	49,871,447
TOTAL ASSETS	49,768,110	49,871,447

LIABILITIES
Current liabilities:
Amounts due to subsidiaries	553,479	536,616
Liabilities in subsidiaries	122,263,921	158,250,301
Amounts due to related parties	—	250,000
TOTAL LIABILITIES	122,817,400	159,036,917

MEZZANINE EQUITY
Series A-1 convertible redeemable preferred shares ($0.00001 par value; total 20,000,000 preferred shares authorized, 12,202,988 and 12,202,988 shares issued and outstanding, liquidation value $10,055,909 and $10,055,909 as of December 31, 2013 and 2014, respectively)	5,310,921	6,756,046
Series A-2 convertible redeemable preferred shares ($0.00001 par value; total 122,029,877 preferred shares authorized, 122,029,877 and 122,029,877 shares issued and outstanding, liquidation value $100,559,091 and $100,559,091 as of December 31, 2013 and 2014, respectively)	62,409,342	99,356,343
Series B convertible redeemable preferred shares ($0.00001 par value; total 30,507,471 preferred shares authorized, 30,507,471 and 30,507,471 shares issued and outstanding, liquidation value $25,139,774 and $25,139,774 as of December 31, 2013 and 2014, respectively)	16,119,156	18,541,539
TOTAL MEZZANINE EQUITY	83,839,419	124,653,928

DEFICIT:
Ordinary shares ($0.00001 par value; 1,827,462,652 shares authorized, 303,886,640 and 303,886,640 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	3,039	3,039
Subscription receivable	(3,000)	—
Additional paid-in capital	7,029,716	—
Accumulated deficit	(161,205,591)	(233,140,944)
Accumulated other comprehensive loss	(2,712,873)	(681,493)
TOTAL DEFICIT	(156,888,709)	(233,819,398)

TOTAL LIABILITIES, MEZZANINE EQUITY AND DEFICIT	$49,768,110	$49,871,447

STATEMENTS OF OPERATIONS

(In U.S. dollars)

	Years ended December 31,
	2012	2013	2014
Operating expense:
Selling, general and administrative	$1,952,419	$937,667	$5,457,832
Marketing	108,913	45,327	437,356
Total operating expenses	2,061,331	982,994	5,895,188
Equity in loss of subsidiaries	(36,949,365)	(31,189,351)	(37,961,163)
Interest income	221	1	4
Net loss	$(39,010,476)	$(32,172,344)	$(43,856,347)

STATEMENTS OF COMPREHENSIVE LOSS

(In U.S. dollars)

	Years ended December 31,
	2012	2013	2014
Net loss	$(39,010,476)	$(32,172,344)	$(43,856,347)
Other comprehensive loss (income), net of tax of nil:
Change in cumulative foreign currency translation adjustment	(478,896)	(1,390,936)	2,031,380
Comprehensive loss attributable to Parent Company	$(39,489,372)	$(33,563,280)	$(41,824,967)

STATEMENTS OF CHANGES IN DEFICIT

(In U.S. dollars, except share and share related data)

	Ordinary shares		Additional	Subscription	Accumulated	Accumulated other comprehensive	Total
	Shares	Amount	paid-in capital	receivable	deficit	Loss	Deficit
Balance as of January 1, 2012	313,886,640	$3,139	$16,321,667	$(3,000)	$(90,022,771)	$(843,041)	$(74,544,006)
Repurchase of ordinary shares	(10,000,000)	(100)	98	—	—	—	(2)
Beneficial conversion feature on Series A-1 and Series A-2 convertible redeemable preferred shares	—	—	43,234,050	—	—	—	43,234,050
Accretion for Series A-1, Series A-2 and Series B convertible redeemable preferred shares	—	—	(17,580,271)	—	—	—	(17,580,271)
Net loss	—	—	—	—	(39,010,476)	—	(39,010,476)
Share-based compensation	—	—	1,939,326	—	—	—	1,939,326
Disposal of VIE	—	—	(153,210)	—	—	—	(153,210)
Other comprehensive loss	—	—	—	—	—	(478,896)	(478,896)
Balance as of December 31, 2013	303,886,640	$3,039	$43,761,660	$(3,000)	$(129,033,247)	$(1,321,937)	$(86,593,485)

Accretion for Series A-1, Series A-2 and Series B convertible redeemable preferred shares	—	—	(37,641,848)	—	—	—	(37,641,848)
Net loss	—	—	—	—	(32,172,344)	—	(32,172,344)
Share-based compensation	—	—	909,904	—	—	—	909,904
Other comprehensive loss	—	—	—	—	—	(1,390,936)	(1,390,936)
Balance as of December 31, 2013	303,886,640	$3,039	$7,029,716	$(3,000)	$(161,205,591)	$(2,712,873)	$(156,888,709)

Accretion for Series A-1, Series A-2 and Series B convertible redeemable preferred shares	—	—	(12,735,503)	—	(28,079,006)	—	(40,814,509)
Net loss	—	—	—	—	(43,856,347)	—	(43,856,347)
Share-based compensation	—	—	5,762,384	—	—	—	5,762,384
Subscription received	—	—	—	3,000	—	—	3,000
Partial disposal of a VIE	—	—	(56,597)	—	—	—	(56,597)
Other comprehensive income	—	—	—	—	—	2,031,380	2,031,380
Balance as of December 31, 2014	303,886,640	$3,039	$—	$—	$(233,140,944)	$(681,493)	$(233,819,398)

STATEMENTS OF CASH FOLWS

(In U.S. dollars)

	Years ended December 31,
	2012	2013	2014
Cash flows from operating activities:
Net loss	$(39,010,476)	$(32,172,344)	$(43,856,347)
Equity in loss of subsidiaries	36,949,365	31,189,351	37,961,163
Share-based compensation	1,939,326	909,904	5,762,384
Changes in working capital accounts:
Other current assets	—	(2)	(227,108)
Other current liabilities	105,849	(105,849)	—
Amount due to subsidiaries	77,727	62,983	(16,863)
Amount due from subsidiaries	(6,642,384)	(116,966)	116,330
Net cash used in operating activities	(6,580,593)	(232,923)	(260,441)
Cash flows from investing activities:
Liabilities in subsidiaries	(5,552,974)	(53,134)	—
Net cash used in investing activities	(5,552,974)	(53,134)	—
Cash flows from financing activities:
Proceeds from exercises of options	(93,601)	53,136	—
Amounts due from related party	(240,000)	240,000	—
Amounts due to related party	—	—	250,000
Proceeds from issuance of Series B convertible redeemable preferred shares	12,500,000	—	—
Issuance cost	(31,153)	—	—
Subscription received	—	—	3,000
Net cash provided by financing activities	12,135,246	293,136	253,000
Net increase (decrease) in cash	1,679	7,079	(7,441)
Cash and cash equivalents, beginning of the year	—	1,679	8,758
Cash and cash equivalents, end of the year	$1,679	$8,758	$1,317

NOTES TO ADDITIONAL INFORMATION—FINANCIAL STATEMENT SCHEDULE I

FINANCIAL INFORMATION OF PARENT COMPANY

(In U.S. dollars)

Notes:

1.BASIS FOR PREPARATION

The condensed financial information of the parent company, Wowo Limited, has been prepared using the same accounting policies as set out in the Company’s consolidated financial statements except that the parent company has used equity method to account for its investment in its subsidiaries and its variable interest entities (“VIEs”).

2.LIABILITIES IN SUBSIDIARIES AND VARIABLE INTEREST ENTITIES

The Company, its subsidiaries, its VIEs and VIEs’ subsidiaries are included in the consolidated financial statements where the intercompany balances and transactions are eliminated upon consolidation. For the purpose of the Company’s stand-alone financial statements, its liabilities in subsidiaries, VIEs and VIEs’ subsidiaries are reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries, VIEs and VIEs’ subsidiaries is reported as loss from subsidiaries, VIEs and VIEs’ subsidiaries in the accompanying condensed financial information of parent company.

3.INCOME TAXES

The Company is a tax exempted company incorporated in the Cayman Islands.

4.CONVERTIBLE REDEEMABLE PREFERRED SHARES

The Company assesses the probability of redemption and accrues proper accretion over the period from the date of issuance to the earliest redemption date of the Series A-1 Preferred Shares, Series A-2 Preferred Shares and Series B Preferred Shares using the effective interest rate method. The Company recognized $17,580,271, $37,641,848 and $40,814,509 as accretion for Series A-1 Preferred Shares, Series A-2 Preferred Shares and Series B Preferred Shares for the years ended December 31, 2012, 2013 and 2014, respectively.

The changes in the balance of Preferred Shares included in the mezzanine equity for the years ended December 31, 2012, 2013 and 2014 are as follows:

	Series A-1 Preferred Shares	Series A-2 Preferred Shares	Series B Preferred Shares	Total
Balance as of January 1, 2012	$5,534,489	$53,848,014	$—	$59,382,503
Issuances of preferred shares	—	—	12,468,847	12,468,847
Beneficial conversion feature	1,711,644	41,522,406	—	43,234,050
Accretion for the Preferred Shares	289,069	15,747,313	1,543,889	17,580,271
Balance as of December 31, 2012	$4,111,914	$28,072,921	$14,012,736	$46,197,571
Accretion for the Preferred Shares	1,199,007	34,336,421	2,106,420	37,641,848
Balance as of December 31, 2013	$5,310,921	$62,409,342	$16,119,156	$83,839,419
Accretion for the Preferred Shares	1,445,125	36,947,001	2,422,383	40,814,509
Balance as of December 31, 2014	$6,756,046	$99,356,343	$18,541,539	$124,653,928